Note 14 - Stock Compensation Plans	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note
1
4
–
Stock Compensation Plans

Employee Stock Ownership Plan

The Company maintains an Employee Stock Ownership Plan (ESOP) for the benefit of employees who meet the eligibility requirements of the plan. Using proceeds from a loan from the Company, the ESOP purchased
8%,
or
222,180
shares of the Company’s then outstanding common stock in the open market during
2007.
The Bank makes cash contributions to the ESOP on a quarterly basis sufficient to enable the ESOP to make the required loan payments to the Company. The loan bears an interest rate of
7.75%
per annum, with principal and interest to be paid quarterly in equal installments over
15
years. The loan is secured by the unallocated shares of common stock held by the ESOP.

Shares of the Company’s common stock purchased by the ESOP are held in a suspense account and reported as unallocated common stock held by the ESOP in stockholders’ equity until released for allocation to participants. As the debt is repaid, shares are released from collateral and are allocated to each eligible participant based on the ratio of each such participant’s base compensation to the total base compensation of eligible plan participants. As the unearned shares are committed to be released and allocated among participants, the Company recognizes compensation expense equal to the average market value of the shares, and the shares become outstanding for earnings per share computations. During the years ended
December 31, 2018
and
2017,
the Company recognized
$192,000
and
$185,000
of ESOP expense, respectively.

The following table represents the components of the ESOP shares at
December 31, 2018
and
2017:

	2018	2017
Allocated shares	179,637	167,643
Unreleased shares	39,677	52,956
Total ESOP shares	219,314	220,599

Fair value of unreleased shares (in thousands)	$469	$688

Recognition and Retention
and Stock Incentive
Plan
s

In
May 2008,
the shareholders of Quaint Oak Bancorp approved the adoption of the
2008
Recognition and Retention Plan (the “RRP”) and Trust Agreement. In order to fund the RRP, the
2008
Recognition and Retention Plan Trust acquired
111,090
shares of the Company’s stock in the open market at an average price of
$4.68
totaling
$520,000.
The RRP terminated on
May 8, 2018
and as of
December 31, 2018
there were
no
shares remaining in the RRP Trust. In
May 2013,
the shareholders of Quaint Oak Bancorp approved the adoption of the
2013
Stock Incentive Plan (the
“2013
Stock Incentive Plan”). The
2013
Stock Incentive Plan approved by shareholders in
May 2013
covered a total of
195,000
shares, of which
48,750,
or
25%,
may
be restricted stock awards, for a balance of
146,250
stock options assuming all the restricted shares are awarded. In
May 2018,
the shareholders of Quaint Oak Bancorp approved the adoption of the
2018
Stock Incentive Plan (the
“2018
Stock Incentive Plan”). The
2018
Stock Incentive Plan approved by shareholders in
May 2018
covered a total of
155,000
shares, of which
38,750,
or
25%,
may
be restricted stock awards, for a balance of
116,250
stock options assuming all the restricted shares are awarded.

As of
December 31, 2018,
a total of
48,608
share awards were unvested under the
2013
and
2018
Stock Incentive Plans and up to
11,750
share awards were available for future grant under the
2018
Stock Incentive Plan and
none
under the
2013
Stock Incentive Plan. The
2013
and
2018
Stock Incentive Plan share awards have vesting periods of
five
years.

A summary of the status of the shares awarded under the RRP and the
2013
and
2018
Stock Incentive Plans as of
December 31, 2018
and
2017
and changes during the year ended
December 31, 2018
and
2017
is as follows:

	2018		2017
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the year	10,061	$8.10	20,524	$8.10
Granted	48,608	13.30	--	--
Vested	(9,661)	8.10	(10,263)	8.10
Forfeited	(400)	8.10	(200)	8.10
Unvested at the end of the year	48,608	$13.30	10,061	$8.10

Compensation expense on the restricted stock awards is recognized ratably over the five
year vesting period in an amount which is equal to the fair value of the common stock at the date of grant. During each of the years ended
December 31, 2018
and
2017,
the Company recognized
$107,000
and
$84,000
of compensation expense. A tax benefit of approximately
$22,000
and
$29,000
was recognized during the year ended
December 31, 2018
and
2017,
respectively. As of
December 31, 2018,
approximately
$566,000
in additional compensation expense will be recognized over the remaining service period of approximately
4.4
years.

Stock Options

In
May 2008,
the shareholders of Quaint Oak Bancorp approved the adoption of the
2008
Stock Option Plan (the “Option Plan”). In
May 2013,
the shareholders of Quaint Oak Bancorp approved the adoption of the
2013
Stock Incentive Plan (the
“2013
Stock Incentive Plan”). The Option Plan authorized the grant of stock options to officers, employees and directors of the Company to acquire
277,726
shares of common stock with an exercise price
no
less than the fair market value on the date of the grant. The Option Plan expired
February 13, 2018,
however, outstanding options granted in
2013
remain valid and existing for the remainder of their terms. The
2013
Stock Incentive Plan approved by shareholders in
May 2013
covered a total of
195,000
shares, of which
48,750,
or
25%,
may
be restricted stock awards, for a balance of
146,250
stock options assuming all the restricted shares are awarded. In
May 2018,
the shareholders of Quaint Oak Bancorp approved the adoption of the
2018
Stock Incentive Plan (the
“2018
Stock Incentive Plan”). The
2018
Stock Incentive Plan approved by shareholders in
May 2018
covered a total of
155,000
shares, of which
38,750,
or
25%,
may
be restricted stock awards, for a balance of
116,250
stock options assuming all the restricted shares are awarded.

For grants in
May 2008,
the Compensation Committee of the Board of Directors determined to grant the stock options at an exercise price equal to
$5.00
per share (split-adjusted) which is higher than the fair market value of the common stock on the grant date. All of the options granted in
May 2008
were either exercised or expired in
May 2018.
All incentive stock options issued under the Option Plan and the Stock Incentive Plan are intended to comply with the requirements of Section
422
of the Internal Revenue Code.

As of
December 31, 2018,
a total of
279,836
grants of stock options were outstanding under the Option Plan and Stock Incentive Plan and
37,250
stock options were available for future grant under the Stock Incentive Plan and none
under the Option Plan. Options will become vested and exercisable over a five
year period and are generally exercisable for a period of
ten
years after the grant date.

A summary of option activity under the Company’s Option Plan and Stock Incentive Plan for the years ended
December 31, 2018
and
2017
and changes during the years ended
December 31, 2018
and
2017
is as follows:

	201 8			2017
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at the beginning of the year	265,302	$6.74	3.2	316,348	$6.49	3.8
Granted	136,636	13.30	9.4	--	--	--
Exercised	(106,844)	5.00	--	(45,534)	5.00	--
Forfeited	(15,258)	6.22	--	(5,512)	6.89	--
Outstanding at the end of the period	279,836	$10.64	6.8	265,302	$6.74	3.2
Exercisable at the end of the period	143,200	$8.10	4.4	235,462	$6.57	2.9

The estimated fair value of the options granted in
May 2018
was
$1.75
per share. The fair value was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

Expected dividend yield	2.11%
Risk-free interest rate	2.96%
Expected life of options (in years)	6.5
Expected stock-price volatility	12.42%

The dividend yield was calculated on the dividend amount and stock price existing at the grant date. The risk free interest rate used was based on the rates of United States Treasury securities with maturities equal to the expected lives of the options. Although the contractual term of the options granted is ten
years, the expected term of the options is less. Management estimated the expected term of the stock options to be the average of the vesting period and the contractual term. The expected stock-price volatility was estimated by considering the Company’s own stock volatility. The actual future volatility may
differ from our historical volatility.

At
December 31, 2018,
the aggregate intrinsic value of options outstanding was
$330,000
and options exercisable was
$533,000.
At
December 31, 2017,
the aggregate intrinsic value of the options outstanding was
$1.7
million and options exercisable was
$1.5
million. The aggregate intrinsic value of a stock option represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option) that would have been received by the option holder had all option holders exercised their options on
December 31, 2018
and
December 31, 2017.
This amount changes based on changes in the market value of the Company’s common stock.

During the years ended
December 31, 2018
and
2017,
the Company recognized
$41,000
and
$45,000
of compensation expense, respectively. A tax benefit of approximately
$1,000
and
$4,000
was recognized during the years ended
December 31, 2018
and
2017.
As of
December 31, 2018,
approximately
$193,000
in additional compensation expense will be recognized over the remaining service period of approximately
4.4
years.